Description of the Plans (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) loan shares	Dec. 31, 2024 USD ($) shares
EBP 029
EBP, Description of Plan [Line Items]
Common stock (in shares) | shares	5,242,665	5,573,162
Dividends paid	$ 7,818,660	$ 8,182,666
Eligible compensation, minimum percentage	0.01
Eligible compensation, maximum percentage	75.00%
Total compensation, percentage	75.00%
Participant contribution	6.00%
Matching percentage	100.00%
Participant compensation matched, percentage	2.00%
Contribution, percentage	1.00%
Employer contribution vesting period	2 years
Contribution forfeit period	5 years
Maximum break in service to reinstate balance previously forfeited	5 years
Forfeited nonvested	$ 671,106	679,356
Forfeited nonvested, decrease from employer contribution	$ 1,493,009	$ 1,177,139
General loan, maximum borrowing term	5 years
Home loan, maximum borrowing term	10 years
Minimum borrowing, amount	$ 1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Loan eligible plan accounts	1
Maximum number of loans | loan	1
Basis spread on variable rate	1.00%
Optional delayed cash-out minimum	$ 7,000
Involuntary cash-out limit	$ 7,000
EBP 029 | Employer Matching Contribution For 3% to 6% Range
EBP, Description of Plan [Line Items]
Matching percentage	50.00%
EBP 029 | Minimum | Employer Matching Contribution For 3% to 6% Range
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	3.00%
EBP 029 | Maximum | Employer Matching Contribution For 3% to 6% Range
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	6.00%
EBP 030
EBP, Description of Plan [Line Items]
Common stock (in shares) | shares	5,242,665	5,573,162
Dividends paid	$ 2,524,623	$ 2,652,893
Eligible compensation, minimum percentage	0.01
Eligible compensation, maximum percentage	75.00%
Total compensation, percentage	75.00%
Participant contribution	6.00%
Matching percentage	100.00%
Participant compensation matched, percentage	2.00%
Contribution, percentage	1.00%
Employer contribution vesting period	2 years
Contribution forfeit period	5 years
Maximum break in service to reinstate balance previously forfeited	5 years
Forfeited nonvested	$ 2,071,859	2,074,353
Forfeited nonvested, decrease from employer contribution	$ 3,185,608	$ 3,329,230
General loan, maximum borrowing term	5 years
Home loan, maximum borrowing term	10 years
Minimum borrowing, amount	$ 1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Loan eligible plan accounts	1
Maximum number of loans | loan	1
Basis spread on variable rate	1.00%
Optional delayed cash-out minimum	$ 7,000
Involuntary cash-out limit	$ 7,000
EBP 030 | Employer Matching Contribution For 3% to 6% Range
EBP, Description of Plan [Line Items]
Matching percentage	50.00%
EBP 030 | Minimum | Employer Matching Contribution For 3% to 6% Range
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	3.00%
EBP 030 | Maximum | Employer Matching Contribution For 3% to 6% Range
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	6.00%